Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Other Liabilities

Other liabilities at March 31, 2019 and 2018 consisted of the following:

	At March 31,
	2019	2018
	(In millions)
Accrued expenses	¥360,258	¥313,226
Unearned income	129,414	133,478
Financial guarantees and other credit-related contingent liabilities	43,117	119,170
Due to trust account	1,228,223	1,328,271
Payables to brokers, dealers and customers for securities transactions	828,758	1,737,919
Payables related to credit card services	703,845	640,487
Obligations from factoring transactions	587,960	566,284
Retirement benefit liabilities	36,027	36,888
Guarantee deposits received	497,379	701,177
Others	1,716,758	1,305,840

Total other liabilities	¥6,131,739	¥6,882,740